Property and Equipment Including Those Held Under Capital Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Buildings USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY	Dec. 31, 2012 Optical fibers USD ($)	Dec. 31, 2012 Optical fibers CNY	Dec. 31, 2011 Optical fibers CNY	Dec. 31, 2012 Office equipment USD ($)	Dec. 31, 2012 Office equipment CNY	Dec. 31, 2011 Office equipment CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY
Property, Plant, and Equipment Disclosure [Line Items]
Property and Equipment, gross	$ 151,024	940,892	568,949	$ 5,142	32,035	11,089	$ 27,370	170,519	55,855	$ 106,747	665,040	431,311	$ 10,385	64,700	63,094	$ 1,142	7,113	7,257	$ 238	1,485	343
Less: Accumulated depreciation	(47,595)	(296,521)	(201,526)
Property Plant And Equipment Net Excluding Construction In Progress, Total	103,429	644,371	367,423
Construction-in-progress	28,625	178,336	86,460
Property and Equipment, net	$ 132,054	822,707	453,883